Deposits	12 Months Ended
Dec. 31, 2024
Deposits [Abstract]
Deposits
Note 10: Deposits

By Maturity
	Demand		Total demand deposits	Term				Total term deposits
December 31, 2024	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits
Demand or less than $100k¹	2,687,877	5,579,775	8,267,652	51,608	18,035	19,912	10,395	99,950	8,367,602
Term - $100k or more	N/A	N/A	—	3,540,636	416,374	348,301	72,996	4,378,307	4,378,307
Total deposits	2,687,877	5,579,775	8,267,652	3,592,244	434,409	368,213	83,391	4,478,257	12,745,909

	Demand		Total demand deposits	Term				Total term deposits
December 31, 2023	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits
Demand or less than $100k¹	2,656,659	5,602,255	8,258,914	42,571	15,177	18,877	10,360	86,985	8,345,899
Term - $100k or more	N/A	N/A	—	2,633,800	474,034	459,325	73,650	3,640,809	3,640,809
Total deposits	2,656,659	5,602,255	8,258,914	2,676,371	489,211	478,202	84,010	3,727,794	11,986,708
¹ The weighted-average interest rate on interest-bearing demand deposits as at December 31, 2024 is 0.87% (December 31, 2023: 0.81%).

By Type and Segment	December 31, 2024			December 31, 2023
	Payable on demand	Payable on a fixed date	Total	Payable on demand	Payable on a fixed date	Total
Bermuda	3,535,770	1,245,294	4,781,064	3,487,911	985,180	4,473,091
Cayman	2,793,194	1,177,909	3,971,103	2,971,581	1,033,515	4,005,096
Channel Islands and the UK	1,938,688	2,055,054	3,993,742	1,799,422	1,709,099	3,508,521
Total deposits	8,267,652	4,478,257	12,745,909	8,258,914	3,727,794	11,986,708